BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2025
BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS
Schedule of new and revised standards and interpretations already issued and not yet adopted
4.4.1 - The adoption of new standards and current interpretations
The amendments below IFRS standards made by the IASB that are effective for the financial year beginning in 2025 had no impact on the Company’s financial statements:

Revised standard	Change	Applicable as of
IAS 21: The Effects of Changes in Foreign Exchange Rates	Lack of convertibility.	01/01/2025, retrospective application
4.4.2 - New standards and non-current interpretations

Revised standard	Change	Applicable as of
IFRS 7: Financial instruments: Disclosures	The amendments establish disclosure requirements relating to: (i) equity investments measured at fair value through other comprehensive income, and (ii) financial instruments with contingent characteristics that do not directly relate to loans.	01/01/2026, retrospective application
IFRS 9: Financial Instruments	The amendments establish requirements relating to: (i) settlement of financial liabilities through an electronic payment system; and (ii) assessing the contractual characteristics of the cash flow of financial assets.	01/01/2026, retrospective application
IFRS 9: Financial Instruments and IFRS 7: Financial Instruments: Disclosures	Classification and measurement of financial instruments and Contracts that have energy as a reference and whose generation depends on nature.	01/01/2026, retrospective application
IFRS 18: Presentation and disclosures of financial statements	IFRS 18 introduces three defined categories for revenues and expenses – operating, investing and financing – related to the structure of the income statement and requires entities to provide new subtotals. IFRS 18 also requires companies to disclose explanations of performance measures defined by management.	01/01/2027, retrospective application
IFRS 19: Subsidiaries without Public Accountability: Disclosures	Establishes reduced disclosure requirements for subsidiaries without public accountability, allowing full application of IFRS with simplified note disclosures.	01/01/2027, retrospective application

Schedule of subsidiaries

	12/31/2025		12/31/2024
	Participation (%)		Participation (%)
	Direct	Indirect	Direct	Indirect
Subsidiaries
AXIA Energia Nordeste	100.00	—	100.00	—
Nova Era Solar Enki S.A.	—	99.99	—	99.97
AXIA Energia Norte	100.00	—	100.00	—
Nova Era Catarina Transmissora S.A.	—	100.00	—	100.00
Nova Era Ceará Transmissora S.A.	—	100.00	—	100.00
Nova Era Integração Transmissora S.A.	—	100.00	—	100.00
Nova Era Teresina Transmissora S.A.	—	100.00	—	100.00
Teles Pires Participações S.A.¹	—	100.00	—	100.00
Companhia Hidrelétrica Teles Pires S.A.	—	100.00	—	100.00
AXIA Energia Sul	100.00	—	100.00	—
AXIA Energia Transmissora Carnaúba S.A.	—	100.00	—	—
AXIA Energia Transmissora Nova Ponte S.A.	—	100.00	—	—
AXIA Energia Transmissora Paracatu S.A.	—	100.00	—	—
AXIA Energia Transmissora Seridó S.A.	—	100.00	—	—
Eólica Ibirapuitã S.A.	—	100.00	—	—
Baguari Energia S.A.	100.00	—	100.00	—
Baguari I Geração de Energia S.A.	—	100.00	—	100.00
Brasil Ventos Energia S.A.	100.00	—	100.00	—
Energia dos Ventos V S.A.	—	100.00	—	100.00
Energia dos Ventos VI S.A.	—	100.00	—	100.00
Energia dos Ventos VII S.A.	—	100.00	—	100.00
Energia dos Ventos VIII S.A.	—	100.00	—	100.00
Energia dos Ventos IX S.A.	—	100.00	—	100.00
Itaguaçu da Bahia Energias Renováveis S.A.	—	98.00	—	98.00
Eletrobras Participações S.A. – Eletropar²	—	—	83.71	—
Eletronet S.A.³	100.00	—	—	—
Madeira Energia S.A.	99.74	—	99.74	—
Santo Antônio Energia S.A.	—	99.74	—	99.74
Retiro Baixo Energética S.A.	100.00	—	100.00	—
SPE Nova Era Janapu Transmissora S.A.	100.00	—	100.00	—
Triângulo Mineiro Transmissora S.A.	100.00	—	100.00	—
Vale do São Bartolomeu Transmissora de Energia S.A.	100.00	—	90.00	—

Joint operations
Consórcio Energético Cruzeiro do Sul⁴	—	—	—	49.00
Consórcio UHE Baguari	—	100.00	—	100.00
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